18. Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Aggregate loan transactions with related parties as of December 31 were as follows:

	2014	2013

Balance, beginning of year	$ 7,529,947	$ 7,063,713
Loans - New Principal Officers/Directors	1,039,792	0
New loans to existing Officers/Directors	22,763,371	7,619,387
Repayment*	(22,739,837)	(7,153,153)
Balance, end of year	$ 8,593,273	$ 7,529,947